Fair value of financial instruments	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Fair value of financial instruments

Note 3 Fair value of financial instruments
Carrying value and fair value of financial instruments
The following tables provide a comparison of the carrying values and fair values for fi nancial instrum
ents classified or designated as fair value through profit or loss (FVTPL) and fair value through other comprehensive income (FVOCI)
, and financial instruments measured at amortized cost
. Embedded derivatives are presented on a combined basis with the host contracts. Refer to Note 2 and Note 3 of our audited 2023 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at April 30, 2024
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$30,259	$–	$–	$8,200	$8,200	$38,459	$38,459
Securities
Trading	172,641	925	–	–	–	–	173,566	173,566
Investment, net of applicable allowance	–	–	138,417	1,171	99,399	93,443	238,987	233,031
	172,641	925	138,417	1,171	99,399	93,443	412,553	406,597
Assets purchased under reverse repurchase agreements and securities borrowed	246,911	–	–	–	54,886	54,886	301,797	301,797
Loans, net of applicable allowance
Retail	598	–	538	–	608,407	597,432	609,543	598,568
Wholesale	25,524	1,838	947	–	322,687	317,447	350,996	345,756
	26,122	1,838	1,485	–	931,094	914,879	960,539	944,324
Other
Derivatives	130,199	–	–	–	–	–	130,199	130,199
Other assets (1)	10,159	8	–	–	54,908	54,908	65,075	65,075
Financial liabilities
Deposits
Personal	$258	$28,701			$470,923	$470,299	$499,882	$499,258
Business and government (2)	205	148,861			645,868	646,013	794,934	795,079
Bank (3)	–	4,341			28,446	28,447	32,787	32,788
	463	181,903			1,145,237	1,144,759	1,327,603	1,327,125
Other
Obligations related to securities sold short	31,487	–			–	–	31,487	31,487
Obligations related to assets sold under repurchase agreements and securities loaned	–	246,702			33,019	33,019	279,721	279,721
Derivatives	136,568	–			–	–	136,568	136,568
Other liabilities (4)	(1,280)	2			76,004	76,223	74,726	74,945
Subordinated debentures	–	–			13,464	13,484	13,464	13,484

	As at October 31, 2023 (Restated – Note 2)
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$60,856	$–	$–	$10,230	$10,230	$71,086	$71,086
Securities
Trading	180,651	9,500	–	–	–	–	190,151	190,151
Investment, net of applicable allowance	–	–	127,624	842	91,113	83,667	219,579	212,133
	180,651	9,500	127,624	842	91,113	83,667	409,730	402,284
Assets purchased under reverse repurchase agreements and securities borrowed	285,869	–	–	–	54,322	54,322	340,191	340,191
Loans, net of applicable allowance
Retail	114	362	280	–	566,376	542,480	567,132	543,236
Wholesale	5,629	3,619	597	–	275,796	268,843	285,641	278,688
	5,743	3,981	877	–	842,172	811,323	852,773	821,924
Other
Derivatives	142,450	–	–	–	–	–	142,450	142,450
Other assets (1)	7,579	5	–	–	68,450	68,450	76,034	76,034
Financial liabilities
Deposits
Personal	$109	$26,702			$415,135	$412,886	$441,946	$439,697
Business and government (2)	174	137,454			607,447	605,260	745,075	742,888
Bank (3)	–	11,462			33,204	33,160	44,666	44,622
	283	175,618			1,055,786	1,051,306	1,231,687	1,227,207
Other
Obligations related to securities sold short	33,651	–			–	–	33,651	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	–	298,679			36,559	36,559	335,238	335,238
Derivatives	142,629	–			–	–	142,629	142,629
Other liabilities (4)	(937)	11			92,539	92,441	91,613	91,515
Subordinated debentures	–	–			11,386	11,213	11,386	11,213

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	April 30, 2024						October 31, 2023 (Restated – Note 2)
	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value
Financial assets
Interest-bearing deposits with banks	$–	$30,259	$–	$		$30,259	$–	$60,856	$–	$		$60,856
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	16,894	2,133	–			19,027	26,675	2,581	–			29,256
Provincial and municipal	–	15,795	–			15,795	–	16,389	–			16,389
U.S. federal, state, municipal and agencies (1), (2)	1,570	33,957	–			35,527	2,249	50,439	–			52,688
Other OECD government (3)	2,345	2,002	–			4,347	2,055	2,577	–			4,632
Mortgage-backed securities (1)	–	1	–			1	–	2	–			2
Asset-backed securities
Non-CDO securities (4)	–	1,200	–			1,200	–	1,245	–			1,245
Corporate debt and other debt	–	24,011	–			24,011	–	22,615	–			22,615
Equities	68,988	2,278	2,392			73,658	58,826	2,232	2,266			63,324
	89,797	81,377	2,392			173,566	89,805	98,080	2,266			190,151
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	4,408	10,312	–			14,720	2,731	3,528	–			6,259
Provincial and municipal	–	3,542	–			3,542	–	2,748	–			2,748
U.S. federal, state, municipal and agencies (1)	865	70,701	–			71,566	275	73,020	–			73,295
Other OECD government	2,007	7,684	–			9,691	–	6,192	–			6,192
Mortgage-backed securities (1)	–	2,454	30			2,484	–	2,672	29			2,701
Asset-backed securities
CDO	–	8,532	–			8,532	–	8,265	–			8,265
Non-CDO securities	–	494	–			494	–	441	–			441
Corporate debt and other debt	–	27,244	144			27,388	–	27,574	149			27,723
Equities	391	304	476			1,171	38	338	466			842
	7,671	131,267	650			139,588	3,044	124,778	644			128,466
Assets purchased under reverse repurchase agreements and securities borrowed	–	246,911	–			246,911	–	285,869	–			285,869
Loans	–	27,608	1,837			29,445	–	8,742	1,859			10,601
Other
Derivatives
Interest rate contracts	–	33,524	257			33,781	–	39,243	290			39,533
Foreign exchange contracts	–	80,109	19			80,128	–	89,644	4			89,648
Credit derivatives	–	242	–			242	–	224	–			224
Other contracts	2,577	16,216	22			18,815	2,352	13,927	111			16,390
Valuation adjustments	–	(1,296)	2			(1,294)	–	(1,805)	4			(1,801)
Total gross derivatives	2,577	128,795	300			131,672	2,352	141,233	409			143,994
Netting adjustments					(1,473)	(1,473)					(1,544)	(1,544)
Total derivatives						130,199						142,450
Other assets	5,001	5,157	9			10,167	4,152	3,421	11			7,584
	$105,046	$651,374	$5,188		$(1,473)	$760,135	$99,353	$722,979	$5,189		$(1,544)	$825,977
Financial liabilities
Deposits
Personal	$–	$28,326	$633	$		$28,959	$–	$26,428	$383	$		$26,811
Business and government	–	149,066	–			149,066	–	137,628	–			137,628
Bank	–	4,341	–			4,341	–	11,462	–			11,462
Other
Obligations related to securities sold short	13,549	17,938	–			31,487	14,391	19,260	–			33,651
Obligations related to assets sold under repurchase agreements and securities loaned	–	246,702	–			246,702	–	298,679	–			298,679
Derivatives
Interest rate contracts	–	34,411	904			35,315	–	41,249	952			42,201
Foreign exchange contracts	–	72,939	46			72,985	–	81,750	53			81,803
Credit derivatives	–	209	–			209	–	176	–			176
Other contracts	2,982	26,779	320			30,081	3,119	17,306	549			20,974
Valuation adjustments	–	(557)	8			(549)	–	(982)	1			(981)
Total gross derivatives	2,982	133,781	1,278			138,041	3,119	139,499	1,555			144,173
Netting adjustments					(1,473)	(1,473)					(1,544)	(1,544)
Total derivatives						136,568						142,629
Other liabilities	451	(1,729)	–			(1,278)	370	(1,296)	–			(926)
	$16,982	$578,425	$1,911		$(1,473)	$595,845	$17,880	$631,660	$1,938		$(1,544)	$649,934

(1)	As at April 30, 2024, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $14,233 million and $nil (October 31, 2023 – $14,345 million and $nil), respectively, and in all fair value levels of Investment securities were $24,951 million and $2,324 million (October 31, 2023 – $24,365 million and $2,618 million), respectively.
(2)	United States (U.S.).
(3)	Organisation for Economic Co-operation and Development (OECD).
(4)	Collateralized debt obligations (CDO).

Fair value measurements using significant unobservable inputs (Level 3 Instruments)
A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its unobservable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.
During the three months ended April 30, 2024, there were no significant changes made to the valuation techniques and ranges and weighted averages of unobservable inputs used in the determination of fair value of Level 3 financial instruments. As at April 30, 2024, the impacts of adjusting one or more of the unobservable inputs by reasonably possible alternative assumptions did not change significantly from the impacts disclosed in our audited 2023 Annual Consolidated Financial Statements.
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended April 30, 2024
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$–	$–	$–	$–	$–	$–	$–	$–	$–
Asset-backed securities
Non-CDO securities	–	–	–	–	–	–	–	–	–
Corporate debt and other debt	–	–	–	–	–	–	–	–	–
Equities	2,286	(36)	28	131	(16)	–	(1)	2,392	(12)
	2,286	(36)	28	131	(16)	–	(1)	2,392	(12)
Investment
Mortgage-backed securities	30	–	–	–	–	–	–	30	n.a.
Corporate debt and other debt	148	–	1	–	(5)	–	–	144	n.a.
Equities	462	–	9	3	–	2	–	476	n.a.
	640	–	10	3	(5)	2	–	650	n.a.
Loans	1,815	(8)	12	202	(47)	3	(140)	1,837	(4)
Other
Net derivative balances (3)
Interest rate contracts	(535)	(77)	–	(26)	(3)	(5)	(1)	(647)	(62)
Foreign exchange contracts	(49)	10	4	10	(2)	2	(2)	(27)	13
Other contracts	(349)	8	(8)	(33)	3	(79)	160	(298)	–
Valuation adjustments	4	–	–	(2)	(8)	–	–	(6)	–
Other assets	10	–	–	–	(1)	–	–	9	–
	$3,822	$(103)	$46	$285	$(79)	$(77)	$16	$3,910	$(65)
Liabilities
Deposits	$(429)	$(4)	$(2)	$(235)	$25	$(89)	$101	$(633)	$6
	$(429)	$(4)	$(2)	$(235)	$25	$(89)	$101	$(633)	$6

	For the three months ended April 30, 2023
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$–	$–	$–	$–	$–	$–	$–	$–	$–
Asset-backed securities
Non-CDO securities	–	–	–	–	–	–	–	–	–
Corporate debt and other debt	–	–	–	2	–	17	–	19	–
Equities	2,106	(108)	19	171	(12)	1	–	2,177	(87)
	2,106	(108)	19	173	(12)	18	–	2,196	(87)
Investment
Mortgage-backed securities	28	–	(2)	1	–	–	–	27	n.a.
Corporate debt and other debt	149	–	8	–	(7)	–	–	150	n.a.
Equities	420	–	16	–	–	–	–	436	n.a.
	597	–	22	1	(7)	–	–	613	n.a.
Loans	2,597	26	30	46	(261)	–	(28)	2,410	27
Other
Net derivative balances (3)
Interest rate contracts	(654)	(1)	–	12	2	5	(2)	(638)	(4)
Foreign exchange contracts	(63)	(4)	3	(3)	–	–	11	(56)	(24)
Other contracts	(547)	92	(7)	(30)	4	(28)	103	(413)	21
Valuation adjustments	17	–	–	–	(1)	–	–	16	–
Other assets	13	–	–	–	–	–	–	13	–
	$4,066	$5	$67	$199	$(275)	$(5)	$84	$4,141	$(67)
Liabilities
Deposits	$(250)	$(7)	$(1)	$(42)	$4	$(17)	$63	$(250)	$(4)
	$(250)	$(7)	$(1)	$(42)	$4	$(17)	$63	$(250)	$(4)

	For the six months ended April 30, 2024
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$–	$–	$–	$–	$–	$–	$–	$–	$–
Asset-backed securities
Non-CDO securities	–	–	–	–	–	–	–	–	–
Corporate debt and other debt	–	–	–	–	–	–	–	–	–
Equities	2,266	(54)	(8)	229	(40)	–	(1)	2,392	(8)
	2,266	(54)	(8)	229	(40)	–	(1)	2,392	(8)
Investment
Mortgage-backed securities	29	–	1	–	–	–	–	30	n.a.
Corporate debt and other debt	149	–	4	–	(9)	–	–	144	n.a.
Equities	466	–	5	3	–	2	–	476	n.a.
	644	–	10	3	(9)	2	–	650	n.a.
Loans	1,859	(54)	4	367	(240)	41	(140)	1,837	(50)
Other
Net derivative balances (3)
Interest rate contracts	(662)	3	–	(14)	13	12	1	(647)	17
Foreign exchange contracts	(49)	(1)	5	15	3	2	(2)	(27)	3
Other contracts	(438)	(115)	6	(48)	1	(86)	382	(298)	(64)
Valuation adjustments	3	–	–	(1)	(8)	–	–	(6)	–
Other assets	11	–	–	–	(2)	–	–	9	–
	$3,634	$(221)	$17	$551	$(282)	$(29)	$240	$3,910	$(102)
Liabilities
Deposits	$(383)	$(51)	$1	$(357)	$38	$(90)	$209	$(633)	$(28)
	$(383)	$(51)	$1	$(357)	$38	$(90)	$209	$(633)	$(28)

	For the six months ended April 30, 2023
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$4	$–	$–	$–	$(4)	$–	$–	$–	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	(2)	–	–	–	–
Corporate debt and other debt	7	–	–	2	–	17	(7)	19	–
Equities	1,874	(122)	(6)	421	(32)	42	–	2,177	(111)
	1,887	(122)	(6)	423	(38)	59	(7)	2,196	(111)
Investment
Mortgage-backed securities	28	–	(2)	1	–	–	–	27	n.a.
Corporate debt and other debt	151	–	7	–	(8)	–	–	150	n.a.
Equities	397	–	40	–	(1)	–	–	436	n.a.
	576	–	45	1	(9)	–	–	613	n.a.
Loans	1,692	(26)	23	1,239	(381)	28	(165)	2,410	3
Other
Net derivative balances (3)
Interest rate contracts	(859)	4	5	(8)	175	23	22	(638)	9
Foreign exchange contracts	(132)	1	11	1	37	–	26	(56)	(4)
Other contracts	(785)	37	10	(38)	66	(59)	356	(413)	30
Valuation adjustments	53	–	–	–	(37)	–	–	16	–
Other assets	15	–	–	–	(2)	–	–	13	–
	$2,447	$(106)	$88	$1,618	$(189)	$51	$232	$4,141	$(73)
Liabilities
Deposits	$(241)	$(27)	$–	$(77)	$6	$(51)	$140	$(250)	$(15)
	$(241)	$(27)	$–	$(77)	$6	$(51)	$140	$(250)	$(15)

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains or losses on Investment securities recognized in other comprehensive income (OCI) were $nil for the three months ended April 30, 2024 (April 30, 2023 – gains of $12 million) and gains of $10 million for the six months ended April 30, 2024 (April 30, 2023 – gains of $30 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at April 30, 2024 included derivative assets of $300 million (April 30, 2023 – $362 million) and derivative liabilities of $1,278 million (April 30, 2023 – $1,453 million).
n.a.	not applicable
Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis
Transfers between Level 1 and Level 2, and transfers into and out of Level 3 are assumed to occur at the end of the period. For an asset or a liability that transfers into Level 3 during the period, the entire change in fair value for the period is excluded from the Gains (losses) included in earnings for positions still held column of the above reconciliation, whereas for transfers out of Level 3 during the period, the entire change in fair value for the period is included in the same column of the above reconciliation.
Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).
During the three months ended April 30, 2024, transfers out of Level 1 to Level 2 included Investment U.S. federal, state, municipal and agencies debt of $498 million and Trading U.S. federal, state, municipal and agencies debt of $258 million. During the three months ended April 30, 2023, transfers out of Level 1 to Level 2 included Trading U.S. federal, state, municipal and agencies debt of $112 million.
During the three months ended April 30, 2024 and April 30, 2023, there were no significant transfers out of Level 2 to Level 1.
During the six months ended April 30, 2024, transfers out of Level 1 to Level 2 included Investment U.S. federal, state, municipal and agencies debt of $621 million and Trading U.S. federal, state, municipal and agencies debt of $258 million. During the six months ended April 30, 2023, transfers out of Level 1 to Level 2 included Investment U.S. federal, state, municipal and agencies debt of $435 million and Trading U.S. federal, state, municipal and agencies debt of $112 million.
During the six months ended April 30, 2024 and April 30, 2023, there were no significant transfers out of Level 2 to Level 1.
Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.
During the three months ended April 30, 2024 and April 30, 2023, there were no significant transfers out of Level 2 to Level 3.

During the three months ended April 30, 2024, transfers out of Level 3 to Level 2 included Other contracts, Loans and Deposits due to changes in the significance of unobservable inputs and changes in the market observability of inputs. During the three months ended April 30, 2023, transfers out of Level 3 to Level 2 included Other contracts due to changes in the significance of unobservable inputs.
During the six months ended April 30, 2024 and April 30, 2023, there were no significant transfers out of Level 2 to Level 3.
During the six months ended April 30, 2024, transfers out of Level 3 to Level 2 included Other contracts, Deposits and Loans due to changes in the significance of unobservable inputs and changes in the market observability of inputs. During the six months ended April 30, 2023, transfers out of Level 3 to Level 2 included Other contracts and Loans due to changes in the market observability of inputs and changes in the significance of unobservable inputs.
Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended		For the six months ended
(Millions of Canadian dollars)	April 30 2024	April 30 2023	April 30 2024	April 30 2023
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$9,431	$6,948	$18,905	$13,657
Financial instruments measured at fair value through other comprehensive income	1,627	1,114	3,235	2,056
Financial instruments measured at amortized cost	14,696	12,256	29,223	23,942
	25,754	20,318	51,363	39,655
Interest expense (1)
Financial instruments measured at fair value through profit or loss	8,711	6,275	17,795	12,515
Financial instruments measured at amortized cost	10,420	7,944	20,613	14,839
	19,131	14,219	38,408	27,354
Net interest income	$6,623	$6,099	$12,955	$12,301

(1)	Excludes interest and dividend income for the three months ended April 30, 2024 of $162 million (April 30, 2023 – $225 million) and for the six months ended April 30, 2024 of $434 million (April 30, 2023 – $368 million), and interest expense for the three months ended April 30, 2024 of $12 million (April 30, 2023 – $13 million) and for the six months ended April 30, 2024 of $23 million (April 30, 2023 – $17 million) presented in Insurance investment result in the Interim Condensed Consolidated Statements of Income.
(2)	Includes dividend income for the three months ended April 30, 2024 of $776 million (April 30, 2023 – $801 million) and for the six months ended April 30, 2024 of $1,733 million (April 30, 2023 – $1,593 million) presented in Interest and dividend income in the Interim Condensed Consolidated Statements of Income.